Note 9 - Fair Value Measurements - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2013
Available for sale investment securities:
Municipal securities	$43,468	$--	$43,468	$--
Mortgage-backed securities	29,867	--	29,867	--
Total	$73,335	$--	$73,335	$--

December 31, 2012
Available for sale investment securities:
Municipal securities	$45,393	$--	$45,393	$--
Corporate debt securities	7,932	--	7,932	--
Total	$53,325	$--	$53,325	$--

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Available for sale investment securities:
Municipal securities	$45,393	$--	$45,393	$--
Corporate debt securities	7,932	--	7,932	--
Total	$53,325	$--	$53,325	$--

December 31, 2011
Available for sale investment securities:
Municipal securities	$36,613	$--	$36,613	$--
Corporate debt securities	5,810	--	5,810	--
U.S. Government sponsored agencies	19,654	--	19,654	--
Total	$62,077	$--	$62,077	$--

Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2013
Impaired loans	$16,043	$--	$--	$16,043
REO, net	5,249	--	--	5,249

September 30, 2012
Impaired loans	$18,244	$--	$--	$18,244
REO, net	7,989	--	--	7,989

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Impaired loans	$18,855	$--	$--	$18,855
REO, net	10,891	--	--	10,891

December 31, 2011
Impaired loans	$25,869	$--	$--	$25,869
REO, net	46,695	--	--	46,695